Loss Per Share	12 Months Ended
Sep. 30, 2024
Loss Per Share [Abstract]
Loss per share

12. Loss per share

Basic and diluted net loss per share for each of the years presented are calculated as follows:

	September 30, 2024	September 30, 2023	September 30, 2022
	US$	US$	US$

Numerator:
Net loss attributable to ordinary shareholders—basic and diluted	(5,990,123)	(6,659,441)	(5,963,555)

Denominator:
Weighted average number of ordinary shares outstanding—basic and diluted	12,637,968	11,655,642	11,010,240

Loss per share attributable to ordinary shareholders —basic and diluted	(0.47)	(0.57)	(0.54)